SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of share option transactions
The following summarizes share option transactions related to the Option Scheme in 2024, 2023 and 2022:

	2024		2023		2022
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	2,155,000	7.91	1,783,000	8.55	1,433,500	9.65
Granted	440,000	12.02	440,000	10.34	435,000	8.73
Exercised	(510,000)	7.35	—	—	(85,500)	8.87
Expired	—	—	(68,000)	9.47	—	—
Options outstanding at end of year	2,085,000	7.80	2,155,000	7.91	1,783,000	8.55

Exercisable at end of year	1,206,667	6.76	1,265,000	7.83	919,667	9.00